Share capital - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs of capital increase			€ (4,447)
Aggregate share capital	€ 354,582			€ 294,600
Share capital.
Balance at beginning of year, amount	291,312	€ 287,282	236,540
Share capital increase	763	4,031	55,189
Costs of capital increase			(4,447)
Aggregate share capital	354,582	353,819	349,789
Costs of capital increase (accumulated)	(62,507)	(62,507)	(62,507)
Balance at end of year, amount	€ 292,075	€ 291,312	€ 287,282	€ 236,540